Summary of Significant Accounting Policies - Schedule of Spot Exchange Rates and Average Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Year-end RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	7.2567	7.2203	6.8676
Year average RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	7.2163	7.1671	6.8516